Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Federal corporate income tax rate	21.00%
Income tax, description	On December 22, 2017 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the "Tax Act") was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate ("Federal Tax Rate") from 35% to 21% effective January 1, 2018.
Net operating loss carry forwards	$ 4,400,000